Employee Benefits - Asset Target Allocations Prescribed by Trusts' Investment Policies (Details)	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
U.S. equity securities | Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocation	64.00%
International equity securities | Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocation	16.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	84.00%
Fixed income securities | Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Target allocation	20.00%